Supplementary cash flow information - Reconciliation of debt to net cash provided by (used in) financing activities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of debt to net cash provided by (used in) financing activities
Interest expense on lease liabilities	€ 143,160	€ 159,148	€ 171,724
Interest payments included in operating activities	331,837	377,081
Short-term debt from unrelated parties
Reconciliation of debt to net cash provided by (used in) financing activities
Balance at the beginning of period	62,950	1,149,988
Cash Flow	1,115,777	(1,091,410)
Acquisitions (net of divestitures)	164	4,093
Foreign currency translation	(531)	(3,431)
Other	(7)	3,710
Balance at the end of period	1,178,353	62,950	1,149,988
Short-term debt from related parties
Reconciliation of debt to net cash provided by (used in) financing activities
Balance at the beginning of period	16,320	21,865
Cash Flow	61,180	(5,469)
Other		(76)
Balance at the end of period	77,500	16,320	21,865
Long-term debt (excluding Accounts Receivable Facility)
Reconciliation of debt to net cash provided by (used in) financing activities
Balance at the beginning of period	7,808,460	7,525,987
Cash Flow	(812,002)	557,433
Acquisitions (net of divestitures)	11,421	22,644
Foreign currency translation	294,437	(309,632)
Amortization of debt issuance costs and discounts	9,423	10,466
Other	3,176	1,562
Balance at the end of period	7,314,915	7,808,460	7,525,987
Repayments of variable payments outstanding for acquisitions	19,314	22,746
Debt issuance cost relating to undrawn credit facilities	7,590
Accounts Receivable Facility
Reconciliation of debt to net cash provided by (used in) financing activities
Balance at the beginning of period		379,570
Cash Flow		(373,840)
Foreign currency translation		(6,385)
Amortization of debt issuance costs and discounts		655
Balance at the end of period			379,570
Lease liabilities from unrelated parties
Reconciliation of debt to net cash provided by (used in) financing activities
Balance at the beginning of period	4,352,267	4,582,092
Cash Flow	(675,639)	(683,614)
Acquisitions (net of divestitures)	42,600	(9,583)
Foreign currency translation	297,110	(349,656)
Other	613,762	813,028
Balance at the end of period	4,630,100	4,352,267	4,582,092
Lease liabilities from related parties
Reconciliation of debt to net cash provided by (used in) financing activities
Balance at the beginning of period	140,020	122,946
Cash Flow	(21,315)	(20,185)
Foreign currency translation	90	(169)
Other	486	37,428
Balance at the end of period	€ 119,281	€ 140,020	€ 122,946